Stock-based Compensation - Stock Option Activity (Detail) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Outstanding(in shares)	31,949	46,451	46,451	58,581
Expired (in shares)	0	(3,639)	(10,802)	0
Exercised (in shares)	0	(1,025)	(2,175)	(11,223)
Forfeited (in shares)			(1,525)	(907)
Outstanding (in shares)	31,949	41,787	31,949	46,451
Exercisable (in shares)	31,949	41,787	31,949	46,451
Outstanding (in dollars per share)	$ 25.03	$ 27.90	$ 27.90	$ 28.38
Expired (in dollars per share)	0.00	37.33	36.93	0.00
Exercised (in dollars per share)	0.00	20.21	21.31	30.45
Forfeited (in dollars per share)			33.53	27.35
Outstanding (in dollars per share)	25.03	27.27	25.03	27.90
Exercisable (in dollars per share)	$ 25.03	$ 27.27	$ 25.03	$ 27.90